Participation In The U.S. Treasury Capital Purchase Program (Details) (USD $)	0 Months Ended	12 Months Ended
	Dec. 23, 2008	Dec. 31, 2011	Dec. 31, 2010
Participation In The U.S. Treasury Capital Repurchase Program [Line Items]
Liquidation preference per senior preferred shares	$ 1,000
Charge to retained earnings representing preferred stock dividend and accretion of discount		$ 5,900,000
Warrant issued to U.S. Treasury relating to CPP, common shares	227,376	227,376
Issued warrants as a percentage of senior preferred shares purchased		15.00%
Warrant issued to U.S. treasury relating to CPP, exercise price		$ 65.97
Trailing average in days		20
Term of warrants in years		10
Preferred stock value	$ 100,000,000	$ 98,146,000	$ 97,290,000
Revised Cumulative Dividends Rate [Member]
Participation In The U.S. Treasury Capital Repurchase Program [Line Items]
Preferred stock, dividend rate, percentage		9.00%
Cumulative Dividends Rate [Member]
Participation In The U.S. Treasury Capital Repurchase Program [Line Items]
Preferred stock, dividend rate, percentage		5.00%